30. Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Segment information
	Food retail (*)			Cash & Carry			Assets held for sale and discontinued operations (**)			Subtotal			Eliminations/ Others (***)			Total
Description	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015	2017	2016	2015
Net operating revenue	26,194	26,967	26,745	18,440	14,487	10,453	-	-		44,634	41,454	37,198	-	-		44,634	41,454	37,198
Gross profit	7,762	7,351	7,538	2,941	2,170	1,537	-	-		10,703	9,521	9,075	-	-		10,703	9,521	9,075
Depreciation and amortization	(604)	(576)	(552)	(175)	(131)	(98)	-	-		(779)	(707)	(650)	-	-		(779)	(707)	(650)
Profit from operations before net financial expenses and share of profit of associates	747	319	1,194	822	477	337	-	-		1,569	796	1,531	-	-		1,569	796	1,531
Net financial expense	(682)	(808)	(691)	(48)	(95)	(77)	-	-		(730)	(903)	(768)	-	-		(730)	(903)	(768)
Share of profit of subsidiaries and associates	64	77	81	-	-	-	-	-		64	77	81	(124)	(17)		(60)	60	81
Profit(loss) before income tax and social contribution	129	(413)	584	774	383	260	-	-		903	(30)	844	(124)	(17)		779	(47)	844
Income tax and social contribution	(63)	76	(140)	(234)	(100)	(89)	-	-		(297)	(24)	(229)	-	-		(297)	(24)	(229)
Net income (loss) for continued operations	66	(337)	444	540	283	171	-	-		606	(54)	615	(124)	(17)		482	(71)	615
Net income (loss) for discontinued operations	(33)	(78)	(74)	-	-	-	416	(927)	(817)	383	(1,005)	(891)	-	-		383	(1,005)	(891)
Net income (loss) of year end	33	(415)	370	540	283	171	416	(927)	(817)	989	(1,059)	(276)	(124)	(17)		865	(1,076)	(276)

Current assets	7,202	8,938		3,093	2,417		23,182	20,538		33,477	31,893		(257)	(242)		33,220	31,651
Noncurrent assets	11,168	10,955		3,568	2,620		-	-		14,736	13,575		(28)	(9)		14,708	13,566
Current liabilities	7,966	9,171		3,414	3,020		17,897	15,642		29,277	27,833		(285)	(251)		28,992	27,582
Noncurrent liabilities	4,943	4,747		701	291		-	-		5,644	5,038		-	-		5,644	5,038
Shareholders' equity	5,461	5,975		2,546	1,726		5,285	4,896		13,292	12,597		-	-		13,292	12,597

(*) Food retail includes GPA Malls & Properties.

(**) See note 32.

(***) The eliminations consist of intercompany balances. In the management’s view, the net earnings eliminations are made inside of own segment, besides, the equity pickup of the Company in Luxco.

Company general information
	2017	2016	2015
Extra	16,110	16,776	17,032
Assaí	18,440	14,487	10,454
Pão de Açúcar	6,659	6,711	6,491
Proximidade	1,085	1,131	946
Other business	2,340	2,349	2,275
Total net operating revenue	44,634	41,454	37,198